Concentration of Credit Risk	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Risks and Uncertainties [Abstract]
Concentration of Credit Risk

NOTE 13 — CONCENTRATION OF CREDIT RISK

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist principally of accounts receivable. Credit risk with respect to trade accounts receivable was concentrated with three and three of the Company’s customers in March 31, 2019 and December 31, 2018, respectively.

At March 31, 2019, G2 ICT Co., Ltd., Shinwoo E&D Co., Ltd., Hyundai Heavy Industries, and Hanjin Heavy Industries & Construction Co., Ltd represented 20%, 17%, 15% and 12% of accounts receivable outstanding.

At December 31, 2018, G2 ICT Co., Ltd., Shinwoo E&D Co., Ltd., Hyundai Heavy Industries Co., Ltd. and Hanjin Heavy Industries & Construction Co., Ltd. represented 44%, 15%, 13% and 11% of accounts receivable outstanding.

The Company performs ongoing credit evaluations of its customers’ financial condition to mitigate its credit risk. The deterioration of the financial condition of its major customers could adversely impact the Company’s operations. From time to time where the Company determines that circumstances warrant, the Company extends payment terms beyond its standard payment terms.

During the three month period ended March 31, 2019, Naval Logistics Command represented 56% of the Company’s net sales.

During the three month period ended March 31, 2018, Naval Logistics Command and National Information Society Agency represented 37% and 17% of the Company’s net sales.

NOTE 15 — CONCENTRATION OF CREDIT RISK

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist principally of accounts receivable. Credit risk with respect to trade accounts receivable was concentrated with four and three of the Company’s customers in December 31, 2018 and 2017, respectively.

At December 31, 2018, G2 ICT Co., Ltd., Shinwoo E&D Co., Ltd., Hyundai Heavy Industries Co., Ltd. and Hanjin Heavy Industries & Construction Co., Ltd. represented 44%, 15%, 13% and 11% of accounts receivable outstanding.

At December 31, 2017, Naval Logistics Command, Hyundai Heavy Industries Co., Ltd. and Shinwoo E&D Co., Ltd. represented 38%, 22% and 17% of accounts receivable outstanding.

The Company performs ongoing credit evaluations of its customers’ financial condition to mitigate its credit risk. The deterioration of the financial condition of its major customers could adversely impact the Company’s operations. From time to time where the Company determines that circumstances warrant, the Company extends payment terms beyond its standard payment terms.

During the year ended December 31, 2018, Naval Logistics Command, represented 33% of the Company’s net sales.

During the year ended December 31, 2017, Naval Logistics Command and National Information Society Agency represented 25% and 11% of the Company’s net sales.